OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Liabilities [Abstract]
OTHER LIABILITIES [Text Block]

14. OTHER LIABILITIES

	2019	2018
Foreign exchange forward contracts designated as cash flow hedges	$1	$878
Current portion of lease inducements	-	120
Current portion of deferred revenue	796	682
Current portion of other liabilities	$797	$1,680

Non-current portion of lease inducements	-	362
Non-current portion of deferred revenue	95	133
Other liabilities	$95	$495

Deferred Revenue

The following table presents changes in the deferred revenue balances:

Balance at December 31, 2018	$815
Amounts invoiced and revenue deferred	5,401
Recognition of deferred revenue	(5,325)
Balance at December 31, 2019	$891